8. RECEIVABLES FROM CUSTOMERS, TRADERS AND POWER TRANSPORT CONCESSION HOLDERS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other receivables [line items]
Billed supply	R$ 3,125	R$ 3,130
Unbilled supply	1,145	1,204
Other concession holders - wholesale supply	50	47
Other concession holders - wholesale supply, unbilled	260	204
CCEE (Power Trading Chamber)	210	386
Concession Holders - power transport	161	187
Concession Holders - power transport, unbilled	295	253
Provision for doubtful receivables	(712)	(810)
Trade and other receivables	4,534	4,601
Current assets	4,373	4,524	[1]
Non-current assets	161	R$ 77	[1]
Balances Not Yet Due [member]
Disclosure of trade and other receivables [line items]
Billed supply	1,518
Unbilled supply	1,145
Other concession holders - wholesale supply	18
Other concession holders - wholesale supply, unbilled	260
CCEE (Power Trading Chamber)	21
Concession Holders - power transport	45
Concession Holders - power transport, unbilled	295
Provision for doubtful receivables	(278)
Trade and other receivables	3,024
Not Later Than Three Months [member]
Disclosure of trade and other receivables [line items]
Billed supply	637
Unbilled supply
Other concession holders - wholesale supply	26
Other concession holders - wholesale supply, unbilled
CCEE (Power Trading Chamber)	189
Concession Holders - power transport	14
Concession Holders - power transport, unbilled
Provision for doubtful receivables	(12)
Trade and other receivables	854
3 months to 1 year [member]
Disclosure of trade and other receivables [line items]
Billed supply	387
Unbilled supply
Other concession holders - wholesale supply	1
Other concession holders - wholesale supply, unbilled
CCEE (Power Trading Chamber)
Concession Holders - power transport	17
Concession Holders - power transport, unbilled
Provision for doubtful receivables	(15)
Trade and other receivables	390
More Than One Year [member]
Disclosure of trade and other receivables [line items]
Billed supply	583
Unbilled supply
Other concession holders - wholesale supply	5
Other concession holders - wholesale supply, unbilled
CCEE (Power Trading Chamber)
Concession Holders - power transport	85
Concession Holders - power transport, unbilled
Provision for doubtful receivables	(407)
Trade and other receivables	R$ 266

[1]	See note 2.8.